SEGMENT REPORTING (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Mar. 31, 2017	Mar. 31, 2016
Sales Revenue, Goods, Net	$ 11,543,763	$ 12,615,762	$ 60,443,400	$ 49,868,638	$ 62,040,589	$ 52,557,250
United States [Member]
Sales Revenue, Goods, Net	8,495,713	11,452,005	54,835,203	46,617,843	55,778,784	49,989,326
Jordan [Member]
Sales Revenue, Goods, Net	2,518,993	949,031	4,826,158	2,958,579	5,968,607	2,361,908
Other countries [Member]
Sales Revenue, Goods, Net	$ 529,057	$ 214,726	$ 782,039	$ 292,216	$ 293,198	$ 206,016